Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Available for sale debt securities, fair value	$ 226,542	$ 214,512
Mortgage servicing rights, fair value	2,713	2,584
Fair Value
Assets:
Available for sale debt securities, fair value	226,542	214,512
Mortgage servicing rights, fair value	2,713	2,584
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value
Assets:
Available for sale debt securities, fair value	1,980	0
Mortgage servicing rights, fair value	0	0
Other Observable Inputs (Level 2) | Fair Value
Assets:
Available for sale debt securities, fair value	224,562	214,512
Mortgage servicing rights, fair value	0	0
Significant Unobservable Inputs (Level 3) | Fair Value
Assets:
Available for sale debt securities, fair value	0	0
Mortgage servicing rights, fair value	2,713	2,584
Recurring | Fair Value
Assets:
Assets, Total	229,255	217,096
Recurring | Fair Value | U.S. Treasury
Assets:
Available for sale debt securities, fair value	1,967
Recurring | Fair Value | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	12,073	13,364
Recurring | Fair Value | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	36,897	32,459
Recurring | Fair Value | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	46,656	42,032
Recurring | Fair Value | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	128,949	126,657
Recurring | Fair Value | Mortgage servicing rights
Assets:
Mortgage servicing rights, fair value	2,713	2,584
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value
Assets:
Assets, Total	1,967	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value | U.S. Treasury
Assets:
Available for sale debt securities, fair value	1,967
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value | Mortgage servicing rights
Assets:
Mortgage servicing rights, fair value	0	0
Recurring | Other Observable Inputs (Level 2) | Fair Value
Assets:
Assets, Total	213,221	214,512
Recurring | Other Observable Inputs (Level 2) | Fair Value | U.S. Treasury
Assets:
Available for sale debt securities, fair value	0
Recurring | Other Observable Inputs (Level 2) | Fair Value | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	12,073	13,364
Recurring | Other Observable Inputs (Level 2) | Fair Value | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	36,847	32,459
Recurring | Other Observable Inputs (Level 2) | Fair Value | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	46,656	42,032
Recurring | Other Observable Inputs (Level 2) | Fair Value | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	128,949	126,657
Recurring | Other Observable Inputs (Level 2) | Fair Value | Mortgage servicing rights
Assets:
Mortgage servicing rights, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Fair Value
Assets:
Assets, Total	2,713	2,584
Recurring | Significant Unobservable Inputs (Level 3) | Fair Value | U.S. Treasury
Assets:
Available for sale debt securities, fair value	0
Recurring | Significant Unobservable Inputs (Level 3) | Fair Value | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Fair Value | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Fair Value | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Fair Value | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Fair Value | Mortgage servicing rights
Assets:
Mortgage servicing rights, fair value	$ 2,713	$ 2,584